Exhibit 99.6 Schedule 4

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	3452914	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX XX:XXAM)
The Loan Fraud Report provided in rebuttaldoes not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
The Loan Fraud Report provided in rebuttaldoes not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. ?The LOE and PCCD have been provided showing the principal reduction in the amount of $XXXX. Please provide a screen shot or other evidence from the Lender's system as proof that the Principal Reduction was applied to the loan. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Open) Assets - Minimum Reserves- Loan file contains a lender exception (SLV) for use of business funds for reserves without XXX% coming from personal liquid funds. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.	Compensating factors: residual income of $XXXX, low DTI of XXXX%, and XXX years in same industry.	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
XXXX	3373822	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Open) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Prepayment and appraisal requirements have been met. Response 1 (XX/XX/XXXX XX:XXPM) The loan is a compliant HPML. Prepayment and appraisal requirements have been met. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	3483274	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

(Clear) TRID - CD - Loan Disclosures/Escrow Account-

The Escrow Account Disclosure on the CD issued on XX/XX/XXXX is inaccurate due to the following: The Non-Escrowed Property Cost over Year 1 did not disclose the HOA dues that were not escrowed. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(l)(7)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - LE/Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: The Loan Estimate was not received by the borrower at least four business days prior to the Consummation Date. The LE issued on XX/XX/XXXX was signed and dated on XX/XX/XXXX. The disclosure tracking details indicated the disclosure was provided in person; however, there is no evidence of in person receipt provided in the loan file. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Assets - Other-

The loan file contains a lender exception for the subject loan does not meet asset guidelines. Guidelines require that when business funds are being used for reserves or a combination or personal/business funds are being used for reserves, then at least XXXX% of the reserve requirement must be personal assets AND statements covering 2 months. Exception to allow business funds to be used for reserves without personal reserves documented or 2 consecutive months of statements. File contains gap in xx from XX/XX/XXXX-XX/XX/XXXX.

(Open) Program Parameters - Other-

Lender exception on file for payment shock exceeding maximum of XXX% of the borrower's current primary residence housing payment. Payment shock is verified at XXX%.

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors: low DTI of XXXX%, residual income of $XXXX, and qualifying FICO of XXX. Compensating factors: low DTI of XXXX%, residual income of $XXXX, and qualifying FICO of XXX.	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
XXXX	3489919	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal - Other-

There are additional appraisal findings. File contains two appraisals on file with the first one completed XX/XX/XXXX with a value of $XXXX, and the second completed XX/XX/XXXX with a value of $XXXX. The second appraisal with the higher value of $XXXX was used to qualify and no documentation was provided to support the use of this higher appraisal. If the lower valued appraisal was used to calculate the LTV, then the LTV would be over the maximum 80% at XXXX%. Provide documentation to support the use of the higher appraisal. If this is not provided additional findings will be added for exceeding maximum LTV.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	3496934	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Response 1 (XX/XX/XXXX XXXXPM) Lender acknowledges with no change in grade EV1. (Acknowledged)	(Clear) Income - Other- There are additional employment/income findings. Guidelines state a business narrative form is required to be provided by the borrower's business. This is missing from the loan file to verify the use of the fixed expense ratio. Response 1 (XX/XX/XXXX XXXXAM) Documentation received is not a business narrative. (Upheld) Response 2 (1XX/XX/XXXX XXXXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	3415332	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable-

Non- Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required. 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).

Response 1 (XX/XX/XXXX XXXXPM)
The XXXX Tracker for a package sent XX/XX/XXXX is not relevant to the defect cited. Please provided evidence of an Initial CD provided to the Borrower prior to consummation, XX/XX/XXXX.

Response 2 (XX/XX/XXXX XXXXPM)
The Disclosure Tracking Summary provided is not sufficient to cure the finding. The only CD provided in the loan file was a CD issued XX/XX/XXXX; however, per the Disclosure Tracking Summary there were CD(s) issued XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, please provided the all CD provided to the Borrower(s). (Upheld)

Response 3 (XX/XX/XXXX XXXXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Rate Lock Extension Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 3 (XX/XX/XXXX XXXXPM)
The documentation provided is not sufficient to cure the finding. Tracker showing a COC was sent is not sufficient. Please provide change of circumstance document or other documentation detailing the change that occurred and when the lender became aware of the change. (Upheld)

Response 4 (XX/XX/XXXX XXXXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

Response 1 (XX/XX/XXXX XXXXPM)
The XXXX Tracker is not relevant to the defect cited.

Response 2 (XX/XX/XXXX XXXXAM)
The documents provided were not sufficient to cure the defect. Although the addition of the rate lock extension is a valid reason there is no evidence in the loan file of when the COC occurred to determine if the revised CD issued XX/XX/XXXX was disclosed within 3 days. Please provide evidence of when the change occurred. (upheld)

(Open) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (XX/XX/XXXXPM)
The XXXX Tracker is not relevant to the defect cited.

Response 2 (XX/XX/XXXXAM)
Client Acknowledges EV2 exception. (Acknowledged)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated XX/XX/XXXX which supports the appraised value.		3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	3418729	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) TRID - CD - Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii) Response 1 (XX/XX/XXXX XXXXPM) The LoanSafe Report is not relevant to the defect cited. (upheld) Response 2 (XX/XX/XXXX XXXXAM) The documentation provided is sufficient to clear the defect. (Resolved)	(Clear) Gift Letter - No Evidence of Funds-

No evidence of the transfer of gift funds from the donor to title was located in the file. Gift wire in the amount of $XXXX total is missing from the loan file.

Response 1 (XX/XX/XXXX XXXXAM)
According to the rebuttal documents. a gift was not used. Funds from xx were used for closing. Evidence of Borrower membership was provided; however, only the XXXX statement was used, and the Borrower was 1 of 3 members. Ownership percentage was not documented. (Upheld)

Response 2 (XX/XX/XXXX XXXXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

New XX/XX/XXXX. The guide requires 5% of the down payment to come from the borrower's own funds. The purchase price was $XXXX, which required a $XXXX down payment from the borrower's own funds. Total funds from the borrower were an $XXXX EMD and $XXXX cash at closing for a combined total of $XXXX, which was a XXXX% down payment.

Response 1 (XX/XX/XXXX XXXXAM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXXX.	XXXX score. XXX months of reserves.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	3420108	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Open) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR (XXXX%) and the calculated APR (XXXX%), the loan is a higher-priced mortgage loan, as defined in Regulation Z, due to the following: The date creditor received the application (application date, XX/XX/XXXX) is on or after XX/XX/XXXX, and the loan is a closed-end consumer credit transaction secured by the consumer's principal dwelling with an APR ( XXXX% ) that exceeds the APOR for a comparable transaction as of the date the interest rate is set ( XX/XX/XXXX), ( XXXX%), by XXX or more percentage points for loans secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (XX/XX/XXXX XX:XXPM)
Client acknowledges finding.

(Clear) State Testing - Prohibited Fees-

The loan failed the XX prohibited lender fees test. This test includes the following fees: Processing fee $XXXX. The loan fails the prohibited fees test by $XXXX. This loan failed the prohibited fees test. (XXXX. §17:11C-74, XXXX. §§3:1-16.2). The loan does charge fee(s) not provided for in this act, which is prohibited. This results in a cost to cure of $XXXX. If providing a cure provide a PCCD, LOE, copy of refund check, and proof of mailing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Reserves are required in the amount of $XXXX and verified at $XXXX. File is short verified reserves in the amount of $XXXX.

Response 2 (XX/XX/XXXX XX:XXAM)
The 10/31/2022 statement has been provided for #XXXX; however, assets are still short by $XXXX. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXPM)
The XX/XX/XXXX #XXXX XXXXX bank statement provided with funds of $XXXX does not cover 60 days and is short of required reserves by $XXXX. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.	XXX score. $XXXX per month residual income.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
XXXX	3438843	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Open) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z, due to the following: The date creditor received the application XX/XX/XXXX is on or after XX/XX/XXXX, and the loan is a closed-end consumer credit transaction secured by the consumer's principal dwelling with an APR 8.694% that exceeds the APOR for a comparable transaction as of the date the interest rate is set XX/XX/XXXX, XXXX%, by XXX or more percentage points for loans secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (XX/XX/XXXX XX:XXPM)
Lender acknowledges with no change in grade EV2.(Acknowledged)?

(Clear) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. Reserves are required in the amount of $XXXX and cash to close is required at $XXXX for a total of $XXXX. Assets on file are coming from personal account XXX xXXXX ($XXXX) and business accounts XXX xXXXX ($XXXX) & XXX xXXXX ($XXXX). Total assets verified is $XXXX. Guidelines state if business funds are being used for reserves, then the funds must be reduced by XXX% prior to being used for reserve requirements. With a XXX% reduction to both business accounts prior to use the file does not meet the reserve requirements.

Response 1 (XX/XX/XXXX XX:XXAM)
Explanation indicates XXX% of the business account not required for qualifying income was used; however, page XX of the guide states that when business funds are used for reserves, at least XXX% of personal funds must be available for reserves and all business accounts must be reduced by XXX%. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Upon review by Senior Management although the account in question was opened in title as a business account it is clear that the only funds put into the account were personal funds from sale of a property and only other activity was a withdrawal for EMD. Based on review of the account and LOE from client this can be accepted as a personal account and reserves are met. (Resolved).

Response 2 (XX/XX/XXXX XX:XXAM)
Unable to clear based upon the rationale provided. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	3477599	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced are missing: Legal Description Exhibit. Response 1 (XX/XX/XXXX XX:XXAM) The Loan Fraud Report provided in rebuttal does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Finding voided.	(Clear) Income - Other/Missing-

The loan file is missing 12 months business bank statements as reflected on lenders calculation tool used to qualify the borrower. The file contains only personal accounts used for cash to close/reserves.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Other-

Guideline requirements not met (use of business funds with overdrafts (2) XX/XX/XXXX-XX/XX/XXXX. Exception approved to allow $XXXX business funds for reserves with 2 NSF's present. However, the exception is invalid as the business statements are missing from the file. There is no documentation of the business account balance.

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

Response 1 (XX/XX/XXXX XX:XXAM)
Exception could not be granted due to missing XX/XX/XXXX bank statement for XXXX #XXXX. (Upheld)

(Clear) Assets - Earnest Money Deposit-

The earnest money deposit of $XXXX was not sourced in the file. Without documentation, borrower is short funds to close ($XXXX) and reserves ($XXXX).

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score of XXX.	XXXX% DTI. XXXX% LTV. $XXX per month residual income.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	3480808	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Open) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Response 1 (XX/XX/XXXX XX:XXPM) The loan is a compliant HPML. Lender acknowledges with no change in grade EV2. (Acknowledged)	(Clear) Final Application - Missing Signature- The final application is not signed by the co-borrower, XXXX, as required by guides. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	3445506	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Open) Federal - HPML APR/Compliant-

This loan failed the higher-priced mortgage loan test. (12 CFR §1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttaldoes not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Lender acknowledges with no change in grade EV2. (Acknowledged)

(Clear) QM - Rebuttable Presumption -

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

Response 1 (XX/XX/XXXX XX:XXPM)
The Loan Fraud Report provided in rebuttaldoes not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Lender acknowledges with no change in grade EV2. (Acknowledged)

Response 3 (XX/XX/XXXX XX:XXPM)
This is a bank statement loan, finding voided. (Void)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.		2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	3454303	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Open) Federal - HPML APR/Compliant- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV2. (Acknowledged)	(Open) DSCR - Program Parameters - Other-

The loan file has a lenderexception (SLV) for subject land value at XXX% for property with XXXX acres,however conditions of the exception were not met. According to guidelinesproperties with 10+ acres can have a maximum land value of XXX% and the subjectproperty exceeds this. The SLV is invalid because the appraiser did not confirmthe subject property has no income producing attributes.

Response 1 (XX/XX/XXXX XX:XXAM)
Updated appraisal provided and appraiser comments to the fact there are no crops, livestock or farming activity on subject property. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.	Compensating factors: LTV lower than maximum at XXXX%, residual income of $XXXX, and low DTI of XXXX%.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
XXXX	3405455	XXXX	XX/XX/XXXX	$XXXX	Non-QM	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Credit - Other- Exception provided for payment shock above XXX% at XXX%. This is due to borrower's departure being free and clear. The loan file contains the SLV. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Score is XXX.	Compensating factors: XXX FICO, DTI of XXXX%, Residual income of $XXXX or XX months PITI, reserves of $XXXX or XXX months.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3492045	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Response 1 (XX/XX/XXXX XX:XXPM) The loan is a compliant HPML. Lender acknowledges with no change in grade EV1. (Acknowledged)	(Open) Assets - Other- The loan file contains a lender exception (SLV) for allowing business funds to meet the reserve requirements without any personal reserves documented (waived). (Open) Program Parameters - Other- The loan file contains a lender exception (SLV) for allowing the use of business funds when there was a NSF in XX/XX/XXXX (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	Compensating factors: low DTI of XXXX%, residual income of $XXXX, and qualifying FICO of XXX. Compensating factors: low DTI of XXXX%, residual income of $XXXX, and qualifying FICO of XXX.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3491304	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX% the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met. Response 1 (XX/XX/XXXX XX:XXAM) Lender acknowledges with no change in grade EV1. (Acknowledged)	(Clear) Income - Other/Missing-

Other Income documentation required by guidelines. A CPA/accountant/tax preparer letter or equivalent document (e.g. Current Operating Agreement) verifying self-employment/percentage of ownership must be provided in all cases of self-employment. This documentation is missing from the loan file to verify borrower's ownership percentage.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Other-

The loan file contains a lender exception (SLV) for the payment shock. Payment shock maximum is XXX% and is verified at XXX%. (Waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	Compensating factors: qualifying FICO of XXX, reserves of $XXXX, and low LTV of XXXX%.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	3373459	XXXX	XX/XX/XXXX	$XXXX	Non-QM Non-Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Mortgage History - Missing/Incomplete-

The mortgage history in the loan file was incomplete. The note date is XX/XX/XXXX. The credit report reflects the mortgage history through XX/XX/XXXX for property located at XXXX and is missing the XX/XX/XXXX. The credit report reflects the mortgage history through XX/XX/XXXX for property located at XXXX and is missing the XX/XX/XXXX. The credit report reflects the mortgage history through XX/XX/XXXX for property located at XXXX and is missing the XX/XX/XXXX. The guidelines require all mortgage payments to be verified through the month prior to the Note date of the subject transaction and no later than the last business day of that month.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The loan application reflects XXX rental properties with mortgages and additional monthly debts. The loan file does not contain the mortgage statements for these properties disclosing escrow status. The loan file is missing the documentation to confirm the additional debt. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Employment History-

The lender guidelines require self-employed borrowers must be self-employed with the same business for a minimum of two consecutive years. A CPA/accountant/tax preparer letter or equivalent document (e.g. Current Operating Agreement) verifying self-employment/percentage of ownership must be provided in all cases. The loan file does not contain verification of the borrower's business. The loan file contains a VVOE which reflects a CPA letter/license was obtained but missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The lender guidelines indicate the maximum amount of financed properties that were allowed to be owned was XXX. Inclusive of the subject property, the borrower would own XX properties. The file contains an SLV to allow for XXX financed properties. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score XXX.	XXXX% DTI, XXX score, $XXXX in reserves	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A